ECONOMIC DEPENDENCE (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%	10.00%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%	10.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	41.00%
One Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage	31.00%
Two Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	29.00%
Two Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage	24.00%